GOVERNMENT PARTICIPATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Government Grants [Abstract]
Credited to non-financial assets	$ 6.5	$ 21.4
Credited to income	11.5	34.3
Contributions	$ 18.0	$ 55.7